Kirkpatrick & Lockhart LLP
75 State Street
Boston, MA  02109





                                                       September 27, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:
CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC
    Registration Statement on Form N-2 (333-_______; 811-21644) CSFB ALTERNATIVE CAPITAL EVENT DRIVEN INSTITUTIONAL FUND, LLC
    Registration Statement on Form N-2 (333-_______; 811-21645) CSFB ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC
    Registration Statement on Form N-2 (333-_______; 811-21641) CSFB ALTERNATIVE CAPITAL TACTICAL TRADING INSTITUTIONAL FUND, LLC
    Registration Statement on Form N-2 (333-_______; 811-21643) CSFB ALTERNATIVE CAPITAL RELATIVE VALUE INSTITUTIONAL FUND, LLC
    Registration Statements on Form N-2 (333-_______; 811-21642)

Ladies and Gentlemen:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of each of the above-captioned registrants (each a "Fund" and collectively, the "Funds") is a registration statement on Form N-2 (the "Registration Statement") relating to each Fund's initial issuance of units of limited liability company interest, par value $.01 ("Units"). Each Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

      The Funds are newly-organized, closed-end management investment companies and the Registration Statements are being filed for the purpose of registering Units of the Funds. The registration fees of $126.70 for each Fund have been sent to the Securities and Exchange Commission's account at Mellon Bank. The Registration Statements transmitted with this letter contain conformed signature pages, the manually executed originals of which are maintained at the offices of the Funds.

      Each Fund will be a fund of hedge funds, and will be offered only to certain tax-exempt and tax-deferred investors (collectively "Tax-Exempt Investors"). In addition, such Tax-Exempt Investors must also meet the eligibility criteria established by the staff for registered fund of hedge funds. In this regard, the Funds also will require a minimum investment size of $50,000. Because all information regarding the Funds except for their strategies is the same, they will be offered using a combined prospectus and statement of additional information. Joint review of each of the five Registration Statements is requested.

      Each Fund will be a feeder fund, investing substantially all of its assets in its respective master fund (a "Master Fund" and collectively, the "Master Funds") . The Master Funds will be registered under the 1940 Act only and offer interests in private transactions to their respective Fund pursuant to an


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Securities and Exchange Commission
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exemption from registration under the 1933 Act. The registration statement of each Master Fund will incorporate by reference entirely the prospectus and statement of additional information of the Fund that will serve as its feeder fund. Each Fund will invest in its Master Fund through means of a wholly-owned offshore subsidiary in reliance on the no-action position taken by the staff in MAN-GLENWOOD LEXINGTON TEI, LLC (pub. avail. April 30, 2004) under Sections 7(d) and 12(d)(1)(E) of the 1940 Act. The structure of the Funds therefore is identical to that of Man-Glenwood Lexington TEI, LLC (the "Man TEI Fund"), which the staff declared effective in March 2004 (File No. 811-21458). The disclosure in the Funds' combined prospectus and statement of additional information regarding the operations of the Funds therefore is substantially identical to the Man TEI Fund. In addition, the disclosure regarding the Funds' operations, such as tender offers and hedge fund valuation, does not deviate from the disclosure of other registered funds of hedge funds.

      The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing. Please note that, due to the similarity of the Funds' structure and operations to the Man TEI Fund registration statement, we are requesting that the staff undertake a selective review of the Registration Statements, focusing only on the areas unique to the Funds.

      The Funds desire to commence a public offering as soon as possible and expect to circulate a "red herring" prospectus. The appropriate legends are included on the cover pages of the prospectus and statement of additional information. The Funds request comments, if any, on the Registration Statements within 30 days. It is expected that each Fund will file a pre-effective amendment responding to any staff comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of each Registration Statement.

      Questions should be directed to the undersigned at (617) 261-3231.

                                Sincerely,

                                /s/ George J. Zornada

                                George J. Zornada